WAYCROSS INDEPENDENT TRUST

(the “Trust”)

Waycross Managed Risk Equity Fund (WAYEX)

Waycross Focused Core Equity Fund (WAYFX)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2026

to the Fund’s Prospectus and Statement of Additional

Information (“SAI”) dated June 30, 2025

Effective immediately, all references to each Fund’s website in the Prospectus and Statement of Additional Information are hereby replaced with https://www.waycrosspartners.com/strategies-and-funds.

You should read this Supplement in conjunction with the Prospectus and SAI, each as amended, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at (866) 267-4304.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE